Significant Accounting Policies (Details)	11 Months Ended	12 Months Ended																		12 Months Ended
	Nov. 22, 2011	Dec. 31, 2014 USD ($)		Dec. 31, 2013 USD ($)		Dec. 31, 2012 USD ($)		Dec. 31, 2014 KDAC USD ($)	Dec. 31, 2013 KDAC USD ($)	Dec. 31, 2014 Special Tools [Member] USD ($)	Dec. 31, 2013 Special Tools [Member] USD ($)	Dec. 31, 2014 Delphi-Owned Special Tools [Member] USD ($)	Dec. 31, 2013 Delphi-Owned Special Tools [Member] USD ($)	Dec. 31, 2014 Customer-Owned Special Tools [Member] USD ($)	Dec. 31, 2013 Customer-Owned Special Tools [Member] USD ($)	Dec. 31, 2014 GM [Member] USD ($)	Dec. 31, 2013 GM [Member] USD ($)	Dec. 31, 2014 VW [Member] USD ($)	Dec. 31, 2013 VW [Member] USD ($)	Dec. 31, 2014 Customer Concentration Risk [Member] Sales Revenue, Net [Member] GM & VW [Member]	Dec. 31, 2013 Customer Concentration Risk [Member] Sales Revenue, Net [Member] GM & VW [Member]	Dec. 31, 2012 Customer Concentration Risk [Member] Sales Revenue, Net [Member] GM & VW [Member]	Dec. 31, 2014 Customer Concentration Risk [Member] Sales Revenue, Net [Member] GM [Member]	Dec. 31, 2013 Customer Concentration Risk [Member] Sales Revenue, Net [Member] GM [Member]	Dec. 31, 2012 Customer Concentration Risk [Member] Sales Revenue, Net [Member] GM [Member]	Dec. 31, 2014 Customer Concentration Risk [Member] Sales Revenue, Net [Member] VW [Member]	Dec. 31, 2013 Customer Concentration Risk [Member] Sales Revenue, Net [Member] VW [Member]	Dec. 31, 2012 Customer Concentration Risk [Member] Sales Revenue, Net [Member] VW [Member]	Mar. 10, 2015 Notes Payable, Other Payables [Member] Euro-Denominated Senior Notes, 1.500% Due 2025 Subsequent Event EUR (€)
Significant Accounting Policies [Line Items]
Investment Income, Dividend		$ 0		$ 21,000,000		$ 63,000,000		$ 10,000,000	$ 9,000,000
Initial Offering Period	November 22, 2011
Research and Development Expense		1,200,000,000		1,200,000,000		1,100,000,000
Allowance for Doubtful Accounts Receivable		21,000,000		18,000,000
Provision for Doubtful Accounts		10,000,000		7,000,000		20,000,000
Property Plant & Equipment, net		3,021,000,000	[1]	2,930,000,000	[1]	2,615,000,000	[1]			421,000,000	392,000,000	345,000,000	329,000,000	76,000,000	63,000,000
Foreign Currency Transaction Gain (Loss), Net of Tax		(5,000,000)		(15,000,000)		(22,000,000)
Asset Retirement Obligation		3,000,000		3,000,000
Percentage of Total Net Sales to GM & VW																				25.00%	24.00%	26.00%	16.00%	15.00%	16.00%	9.00%	9.00%	10.00%
Accounts and Other Receivables																301,000,000	320,000,000	187,000,000	177,000,000
Senior notes issued																													€ 700,000,000
Senior Notes, Interest Rate, Stated Percentage																													1.50%

[1]	Net property data represents property, plant and equipment, net of accumulated depreciation